CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Trade receivables	$ 3,424
Other receivables	685
Property and equipment	807
Deferred taxes	(3,356)
Right-of-use-assets	3,509
Intangible assets	34,157
Trade payables	(668)
Other payables	(2,492)
Put option, net	(185)
Loans from banks	(390)
Employee benefit liabilities	(985)
Lease liabilities	(3,510)
Non-controlling interests	(3,673)
Total	$ 27,323